Inventory, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Raw materials	$ 4,958,383	$ 3,428,542
Work-in-progress	1,677,565	1,226,539
Finished goods	14,292,388	12,199,651
Inventory valuation allowance	(153,301)	(123,028)
Total inventory	$ 20,775,035	$ 16,731,704